UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-09105

New World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Brian C. Janssen

New World Fund, Inc.

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

New World Fund® Semi-annual report for the six months ended April 30, 2022

Capturing the
growth potential
of developing
economies

New World Fund seeks to provide you with long-term capital appreciation.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For over 90 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2022 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	–6.60%	9.74%	7.01%
Class A shares (reflecting 5.75% maximum sales charge)	–12.21	8.14	6.07

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.68% for Class F-2 shares and 0.96% for Class A shares as of the prospectus dated January 1, 2022.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity, price volatility and political instability. These risks may be heightened in connection with investments in developing countries. Investing in smaller companies entails further risks. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for New World Fund for the periods ended April 30, 2022, are shown in the table below, as well as the results of the fund’s primary benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/nfffx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

15	Financial statements

19	Notes to financial statements

32	Financial highlights

Results at a glance

For periods ended April 30, 2022, with all distributions reinvested

	Cumulative total returns		Average annual returns
	6 months	1 year	5 years	10 years	Lifetime (since Class A inception on 6/17/99)

New World Fund (Class F-2 shares)[1]	–19.64%	–18.28%	7.09%	6.04%	7.85%
New World Fund (Class A shares)	–19.75	–18.52	6.79	5.73	7.58
MSCI All Country World Index (ACWI)[2]	–11.63	–5.44	9.46	9.21	5.45

[1]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Please visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[2]	The MSCI All Country World Index (ACWI) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Source: MSCI. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

New World Fund	1

Investment portfolio April 30, 2022	unaudited

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	24.27%
India	12.24
China	12.12
Eurozone*	11.46
Brazil	7.07
Taiwan	2.99
United Kingdom	2.80
Canada	2.57
Japan	2.38
Other countries	13.42
Short-term securities & other assets less liabilities	8.68

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands and Spain.

Common stocks 87.17%	Shares	Value (000)
Information technology 17.17%
Microsoft Corp.	5,766,055	$1,600,196
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	58,844,500	1,073,324
Wolfspeed, Inc.[2]	4,667,850	428,089
Broadcom, Inc.	757,075	419,715
ASML Holding NV1	731,814	414,037
Micron Technology, Inc.	5,223,639	356,200
Mastercard, Inc., Class A	925,900	336,454
Silergy Corp.[1]	3,645,239	321,956
Keyence Corp.[1]	778,100	313,929
Adobe, Inc.[2]	754,907	298,905
Tata Consultancy Services, Ltd.[1]	6,168,300	283,831
Apple, Inc.	1,790,840	282,326
PagSeguro Digital, Ltd., Class A2	18,510,598	272,291
NVIDIA Corp.	874,172	162,133
Samsung Electronics Co., Ltd.[1]	3,012,750	160,080
Network International Holdings PLC[1,2,3]	40,429,776	131,349
Visa, Inc., Class A	611,371	130,302
TELUS International (Cda), Inc., subordinate voting shares[2]	4,276,222	92,751
Accenture PLC, Class A	304,848	91,564
EPAM Systems, Inc.[2]	332,569	88,127
Tokyo Electron, Ltd.[1]	203,100	86,158
Edenred SA1	1,490,498	74,711
Nokia Corp.[1,2]	14,580,398	74,197
Nice, Ltd. (ADR)[2,4]	357,871	73,868
Flat Glass Group Co., Ltd., Class H1,2,4	20,573,000	73,807
Kingdee International Software Group Co., Ltd.[1,2,4]	32,446,767	66,061
MediaTek, Inc.[1]	2,223,500	60,926
StoneCo, Ltd., Class A2	5,489,312	51,709
Halma PLC[1]	1,543,000	47,513
Cognizant Technology Solutions Corp., Class A	572,700	46,331
SAP SE1	417,000	43,011
Trimble, Inc.[2]	616,650	41,131
Amadeus IT Group SA, Class A, non-registered shares[1,2]	573,767	35,776
Logitech International SA1	546,000	35,380
ON Semiconductor Corp.[2]	673,900	35,117
SK hynix, Inc.[1]	402,621	35,077
Advanced Micro Devices, Inc.[2]	392,717	33,585
Globant SA2	146,591	31,662
PayPal Holdings, Inc.[2]	351,000	30,863
Applied Materials, Inc.	271,000	29,905
FleetCor Technologies, Inc.[2]	112,800	28,146
Infosys, Ltd.[1]	1,376,585	27,931
DLocal, Ltd., Class A2,4	1,146,015	25,980
KLA Corp.	72,300	23,083

2	New World Fund

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Hexagon AB, Class B1,2	1,581,523	$20,449
Euronet Worldwide, Inc.[2]	147,000	17,883
Hamamatsu Photonics KK1	392,000	17,623
Canva, Inc.[1,2,5,6]	10,572	16,139
Coforge, Ltd.[1]	260,197	14,063
MKS Instruments, Inc.	122,884	14,006
Hundsun Technologies, Inc., Class A1	2,234,642	12,919
Autodesk, Inc.[2]	67,600	12,795
VeriSign, Inc.[2]	64,257	11,482
Infineon Technologies AG1	384,882	11,135
Atlassian Corp. PLC, Class A2	47,979	10,787
Fabrinet, non-registered shares[2]	109,500	10,752
Intel Corp.	46,214	2,014
		8,541,534

Financials 12.35%
Kotak Mahindra Bank, Ltd.[1,2]	43,052,531	1,000,115
AIA Group, Ltd.[1]	52,581,000	513,712
Ping An Insurance (Group) Company of China, Ltd., Class H1	59,582,246	383,168
Société Générale[1]	15,907,698	377,954
B3 SA-Brasil, Bolsa, Balcao	139,694,340	375,800
Capitec Bank Holdings, Ltd.[1,4]	2,373,111	331,145
HDFC Bank, Ltd.[1]	18,281,449	328,259
Bajaj Finance, Ltd.[1]	3,715,800	320,139
Industrial and Commercial Bank of China, Ltd., Class H1,2	298,172,000	179,711
AU Small Finance Bank, Ltd.[1,2]	9,928,752	178,966
UniCredit SpA[1]	18,916,118	172,518
S&P Global, Inc.	369,080	138,959
Discovery, Ltd.[1,2]	13,402,241	128,735
Bajaj Finserv, Ltd.[1]	666,000	127,683
Banco Bilbao Vizcaya Argentaria, SA1	24,150,138	127,077
PB Fintech, Ltd.[1,2]	13,405,299	116,142
Nu Holdings, Ltd., Class A1,2,4,7	12,488,982	66,802
Nu Holdings, Ltd., Class A2,4	5,757,740	34,604
ICICI Bank, Ltd. (ADR)	4,339,430	82,623
ICICI Bank, Ltd.[1]	1,903,563	18,387
Eurobank Ergasias Services and Holdings SA1,2	96,680,602	100,502
XP, Inc., Class A2	3,833,728	94,348
China Merchants Bank Co., Ltd., Class H1	14,746,500	88,767
Moody’s Corp.	262,050	82,934
Hong Kong Exchanges and Clearing, Ltd.[1]	1,712,600	72,632
Fairfax Financial Holdings, Ltd., subordinate voting shares	122,773	67,459
Postal Savings Bank of China Co., Ltd., Class H1	87,898,000	66,824
Lufax Holding, Ltd. (ADR)	11,556,837	64,140
East Money Information Co., Ltd., Class A1	16,460,496	55,923
Canara Bank[1,2]	17,391,076	51,403
Bank Rakyat Indonesia (Persero) Tbk PT1	152,469,400	50,679
Alpha Services and Holdings SA1,2	38,600,541	43,361
Chubb, Ltd.	200,000	41,290
Standard Bank Group, Ltd.[1]	3,699,307	39,233
HDFC Life Insurance Company, Ltd.[1]	4,860,000	36,748
Bank Central Asia Tbk PT1	53,564,100	29,958
DBS Group Holdings, Ltd.[1]	1,160,456	28,108
Futu Holdings, Ltd. (ADR)[2,4]	831,600	26,603
Axis Bank, Ltd.[1,2]	2,786,000	26,168
Banco Santander, SA1	8,916,894	26,129
China Construction Bank Corp., Class H1	30,121,000	21,403
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México, Class B	18,447,598	19,780
Grupo Financiero Banorte, SAB de CV, Series O	1,237,424	8,169
Remgro Ltd.[1]	1,325	12
Sberbank of Russia PJSC (ADR)[1,5]	9,621,638	—	[8]
TCS Group Holding PLC (GDR)[1,2,5]	1,132,028	—	[8]
Moscow Exchange MICEX-RTS PJSC[1,5]	5,963,587	—	[8]
		6,145,072

New World Fund	3

Common stocks (continued)	Shares	Value (000)
Health care 10.29%
Thermo Fisher Scientific, Inc.	1,076,578	$595,262
Abbott Laboratories	3,323,202	377,183
Carl Zeiss Meditec AG, non-registered shares[1]	2,478,900	313,102
AstraZeneca PLC[1]	2,162,816	287,312
WuXi Biologics (Cayman), Inc.[1,2]	35,344,716	256,493
PerkinElmer, Inc.	1,661,692	243,621
Danaher Corp.	871,332	218,818
Eli Lilly and Company	731,000	213,547
Laurus Labs, Ltd.[1]	25,526,500	193,145
BeiGene, Ltd. (ADR)[2]	941,038	150,566
BeiGene, Ltd., Class H1,2,4	693,600	8,696
Jiangsu Hengrui Medicine Co., Ltd., Class A1	33,099,336	147,152
Novo Nordisk A/S, Class B1	1,266,810	144,888
Hapvida Participacoes e Investimentos SA2	81,381,819	144,362
Shionogi & Co., Ltd.[1]	2,456,800	137,328
CSL, Ltd.[1]	712,496	134,846
CanSino Biologics, Inc., Class H1,2,4	11,641,035	124,215
Hypera SA, ordinary nominative shares	14,839,266	112,316
Olympus Corp.[1]	5,809,700	102,903
WuXi AppTec Co., Ltd., Class H1	7,068,723	94,674
WuXi AppTec Co., Ltd., Class A1	517,932	7,968
Pfizer, Inc.	1,905,500	93,503
Gland Pharma, Ltd.[1,2]	2,081,000	86,731
Zoetis, Inc., Class A	478,333	84,785
Rede D’Or Sao Luiz SA	10,000,504	74,297
Straumann Holding AG1	621,570	73,294
Pharmaron Beijing Co., Ltd., Class A1	3,302,800	62,433
Pharmaron Beijing Co., Ltd., Class H1	865,148	10,828
Siemens Healthineers AG1	1,206,000	65,182
Merck KGaA[1]	308,000	57,117
Hutchmed China, Ltd. (ADR)[2]	2,167,809	32,712
Hutchmed China, Ltd.[1,2,4]	5,115,500	16,407
Angelalign Technology, Inc.[1,2,4]	3,263,600	45,746
Genus PLC[1]	1,278,000	40,071
Grifols, SA, Class A, non-registered shares[1]	2,300,000	38,268
Align Technology, Inc.[2]	112,600	32,644
Zai Lab, Ltd. (ADR)[2]	736,747	29,440
Legend Biotech Corp. (ADR)[2]	700,995	28,145
Mettler-Toledo International, Inc.[2]	21,300	27,211
Teva Pharmaceutical Industries, Ltd. (ADR)[2]	2,979,500	25,951
Asahi Intecc Co., Ltd.[1]	1,330,200	25,934
Medtronic PLC	241,000	25,151
OdontoPrev SA, ordinary nominative shares	12,125,680	24,894
HOYA Corp.[1]	240,000	23,911
bioMérieux SA1	229,500	21,774
Hikma Pharmaceuticals PLC[1]	873,000	20,552
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A1	1,441,567	17,695
Fisher & Paykel Healthcare Corp., Ltd.[1]	867,916	11,942
Hangzhou Tigermed Consulting Co., Ltd., Class A1	759,933	10,188
Shandong Pharmaceutical Glass Co., Ltd., Class A1	862,513	2,720
		5,117,923

Consumer discretionary 10.17%
LVMH Moët Hennessy-Louis Vuitton SE1	851,630	544,954
MercadoLibre, Inc.[2]	461,062	448,904
General Motors Company[2]	9,631,111	365,115
Hermès International[1]	254,366	312,973
Galaxy Entertainment Group, Ltd.[1]	43,170,000	246,589
Evolution AB1	2,096,772	215,608
EssilorLuxottica[1]	1,237,184	209,884
Li Ning Co., Ltd.[1]	26,499,717	207,221
Trip.com Group, Ltd. (ADR)[2]	5,897,480	139,475
Pop Mart International Group, Ltd.[1,4]	29,817,796	135,767
XPeng, Inc., Class A1,2,4	9,622,964	119,742
Xpeng, Inc., Class A (ADR)[2]	417,561	10,276
JD.com, Inc., Class A1,2	3,976,958	123,964
Cie. Financière Richemont SA, Class A1	889,951	103,451
Americanas SA, ordinary nominative shares	20,535,260	99,687

4	New World Fund

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Booking Holdings, Inc.[2]	44,720	$98,845
Kering SA1	184,482	97,988
YUM! Brands, Inc.	830,990	97,234
NIKE, Inc., Class B	757,985	94,521
Astra International Tbk PT1	178,034,500	92,896
Jumbo SA1	5,700,197	92,206
Marriott International, Inc., Class A2	494,522	87,788
Zhongsheng Group Holdings, Ltd.[1]	12,748,250	83,940
Midea Group Co., Ltd., Class A1	9,441,200	81,012
Huazhu Group, Ltd. (ADR)	2,630,135	79,535
Titan Co. Ltd.[1,2]	2,269,095	72,446
Airbnb, Inc., Class A2	409,265	62,703
Industria de Diseño Textil, SA1	2,983,900	62,572
IDP Education, Ltd.[1,4]	3,173,000	58,412
Lear Corp.	438,061	56,046
Tesla, Inc.[2]	63,754	55,514
China MeiDong Auto Holdings, Ltd.[1]	13,914,000	45,492
JD Health International, Inc.[1,2,4]	6,959,650	43,688
Samsonite International SA1,2	19,177,300	42,085
Aptiv PLC[2]	364,500	38,783
InterContinental Hotels Group PLC[1]	601,000	38,369
Maruti Suzuki India, Ltd.[1]	363,485	36,436
adidas AG1	162,500	33,098
Entain PLC[1,2]	1,673,100	31,457
Inchcape PLC[1]	3,013,061	26,518
Prosus NV, Class N1	455,090	21,945
Shangri-La Asia, Ltd.[1,2]	28,650,000	21,713
FSN E-Commerce Ventures, Ltd.[1,2]	878,182	19,142
Alibaba Group Holding, Ltd. (ADR)[2]	187,800	18,233
Fast Retailing Co., Ltd.[1]	39,300	18,009
Stellantis NV1	868,735	11,611
Melco Resorts & Entertainment, Ltd. (ADR)[2]	2,004,000	11,463
Flutter Entertainment PLC[1,2]	98,000	9,814
Gree Electric Appliances, Inc. of Zhuhai, Class A1	2,060,692	9,698
Levi Strauss & Co., Class A	489,000	8,856
Jiumaojiu International Holdings, Ltd.[1]	3,168,000	6,977
Naspers, Ltd., Class N1	53,028	5,288
Cyrela Brazil Realty SA, ordinary nominative shares	1,554,724	4,450
Ozon Holdings PLC (ADR)[1,2,5]	2,982,700	—	[8]
		5,060,393

Materials 9.84%
Vale SA, ordinary nominative shares (ADR)	31,015,102	523,845
Vale SA, ordinary nominative shares	29,755,657	501,289
First Quantum Minerals, Ltd.	32,507,200	931,958
Freeport-McMoRan, Inc.	10,734,098	435,268
Asian Paints, Ltd.[1]	8,431,674	354,152
Sika AG1	938,452	285,363
Linde PLC	690,656	215,457
Pidilite Industries, Ltd.[1,2]	6,216,000	195,386
Gerdau SA (ADR)	26,839,291	152,179
Fortescue Metals Group, Ltd.[1]	9,228,949	139,912
Barrick Gold Corp.	4,637,946	103,472
Albemarle Corp.	519,072	100,093
Shin-Etsu Chemical Co., Ltd.[1]	664,400	91,601
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A1	12,554,334	85,591
Givaudan SA1	20,171	80,156
Wacker Chemie AG1,2	493,000	79,514
Ivanhoe Mines, Ltd., Class A2	7,486,814	60,027
Koninklijke DSM NV1	302,300	50,632
Sociedad Química y Minera de Chile SA, Class B (ADR)[4]	630,615	46,539
Yunnan Energy New Material Co., Ltd., Class A1,2	1,459,298	44,532
Loma Negra Compania Industrial Argentina SA (ADR)[3]	7,675,388	43,136
Shandong Sinocera Functional Material Co., Ltd., Class A1	8,522,150	41,660
LANXESS AG1	1,000,000	39,320
Arkema SA1	286,484	32,333
SIG Group AG1	1,332,757	27,928
Amcor PLC (CDI)[1]	2,116,000	25,021

New World Fund	5

Common stocks (continued)	Shares	Value (000)
Materials (continued)
CCL Industries, Inc., Class B, nonvoting shares	526,000	$22,933
SKSHU Paint Co., Ltd., Class A1,2	2,009,769	22,468
OCI NV1,2	539,500	20,461
Impala Platinum Holdings, Ltd.[1]	1,435,335	18,733
Shree Cement, Ltd.[1]	52,959	17,793
Navin Fluorine International, Ltd.[1]	336,041	17,165
Fresnillo PLC[1]	1,645,083	16,182
Umicore SA1	402,146	15,525
Celanese Corp.	103,725	15,241
Glencore PLC[1]	2,389,900	14,732
Anglo American PLC[1]	296,000	13,135
BASF SE1,2	194,282	10,327
Polymetal International PLC[1]	1,096,500	3,334
Alrosa PJSC[1,5]	15,128,747	—	[8]
		4,894,393

Industrials 8.57%
Airbus SE, non-registered shares[1]	5,086,278	553,120
IMCD NV1	1,476,703	234,594
General Electric Co.	3,110,059	231,855
International Container Terminal Services, Inc.[1]	54,681,000	224,028
Copa Holdings, SA, Class A2	2,725,500	205,421
Safran SA1	1,850,420	196,936
Larsen & Toubro Ltd.[1,2]	8,594,000	188,649
Shenzhen Inovance Technology Co., Ltd., Class A1	21,271,704	184,183
Rumo SA	50,901,325	168,540
DSV A/S1	840,918	137,362
Caterpillar, Inc.	576,500	121,376
Wizz Air Holdings PLC[1,2]	2,778,157	106,990
CCR SA, ordinary nominative shares	35,636,889	89,454
InPost SA1,2,4	14,471,808	88,488
Carrier Global Corp.	2,305,200	88,220
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A1	34,772,815	87,341
TransDigm Group, Inc.[2]	146,260	86,997
Grab Holdings, Ltd., Class A2,4	16,396,254	48,369
Grab Holdings, Ltd., Class A1,2,4,7	11,425,948	32,358
Nidec Corp.[1]	1,207,776	79,120
Ryanair Holdings PLC (ADR)[2]	880,699	76,903
Suzhou Maxwell Technologies Co., Ltd., Class A1	1,437,446	72,094
Thales SA1	544,669	69,773
Daikin Industries, Ltd.[1]	448,600	68,977
Contemporary Amperex Technology Co., Ltd., Class A1	982,754	59,985
Spirax-Sarco Engineering PLC[1]	371,000	56,111
Raytheon Technologies Corp.	582,000	55,238
ZTO Express (Cayman), Inc., Class A (ADR)	1,992,000	54,800
SMC Corp.[1]	104,999	50,751
Centre Testing International Group Co., Ltd.[1]	14,248,320	46,857
Boeing Company[2]	308,520	45,920
Havells India, Ltd.[1]	2,668,738	45,378
Interpump Group SpA[1]	1,045,440	42,069
Epiroc AB, Class B1	2,302,349	39,933
Bureau Veritas SA1	1,175,059	33,672
Hitachi, Ltd.[1]	704,700	32,815
ABB, Ltd.[1]	1,059,474	31,737
AirTAC International Group[1,2]	1,071,000	29,096
Mitsubishi Heavy Industries, Ltd.[1]	844,100	28,881
Bharat Electronics Ltd.[1]	9,222,969	28,361
Siemens AG1	221,000	27,489
Fluidra, SA, non-registered shares[1]	986,500	26,615
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	1,354,648	20,846
Atlas Copco AB, Class B1	479,500	18,950
Experian PLC[1]	389,800	13,511
Air Lease Corp., Class A	294,100	11,846
China Merchants Port Holdings Co., Ltd.[1]	5,154,000	8,977
Haitian International Holdings, Ltd.[1]	3,209,000	7,928
Hefei Meyer Optoelectronic Technology, Inc., Class A1	1,423,991	4,861
		4,263,775

6	New World Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples 6.18%
Kweichow Moutai Co., Ltd., Class A1	2,826,030	$777,959
Bunge, Ltd.	2,236,000	252,936
Constellation Brands, Inc., Class A	793,000	195,149
Nestlé SA1	1,376,796	177,752
British American Tobacco PLC[1]	3,655,450	154,052
ITC, Ltd.[1]	44,810,200	151,163
Anheuser-Busch InBev SA/NV1,4	2,537,534	146,302
Pernod Ricard SA1	468,136	96,452
Carlsberg A/S, Class B1	717,838	90,861
Raia Drogasil SA, ordinary nominative shares	20,435,000	86,511
Heineken NV1,4	817,000	79,684
Japan Tobacco Inc.[1]	4,556,800	77,958
Monster Beverage Corp.[2]	908,500	77,840
Avenue Supermarts, Ltd.[1,2]	1,436,238	73,382
Wuliangye Yibin Co., Ltd., Class A1	2,870,542	69,813
Reckitt Benckiser Group PLC[1]	856,404	66,810
Kimberly-Clark de México, SAB de CV, ordinary participation certificates, Class A	42,381,153	59,169
Foshan Haitian Flavouring and Food Co., Ltd., Class A1	4,541,435	55,896
Dabur India, Ltd.[1]	7,241,500	52,307
Arca Continental, SAB de CV	6,944,100	44,064
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	7,199,366	41,733
Mondelez International, Inc.	530,800	34,226
L’Oréal SA, non-registered shares[1]	93,065	33,857
Yihai International Holding, Ltd.[1]	10,865,000	30,417
Kimberly-Clark Corp.	215,540	29,923
Monde Nissin Corp.[1,2]	115,826,000	28,778
United Spirits, Ltd.[1,2]	2,241,000	25,145
Unilever PLC (EUR denominated)[1]	435,229	20,278
Danone SA1	326,249	19,613
Uni-Charm Corp.[1]	353,400	12,292
Diageo PLC[1]	145,966	7,233
Shiseido Company, Ltd.[1]	152,900	7,206
X5 Retail Group NV (GDR)[1,5]	1,246,331	—	[8]
		3,076,761

Communication services 5.07%
Alphabet, Inc., Class C2	259,706	597,150
Alphabet, Inc., Class A2	57,314	130,801
Meta Platforms, Inc., Class A2	1,331,803	266,986
Tencent Holdings, Ltd.[1]	5,422,100	254,326
Bharti Airtel, Ltd.[1,2]	23,219,341	223,107
Bharti Airtel, Ltd., interim shares[1,2]	1,085,032	4,838
Sea, Ltd., Class A (ADR)[2]	2,695,923	223,115
América Móvil, SAB de CV, Series L (ADR)	10,272,258	199,590
Vodafone Group PLC[1]	111,672,964	168,952
Netflix, Inc.[2]	548,647	104,440
NetEase, Inc.[1]	2,177,800	41,616
NetEase, Inc. (ADR)	402,647	38,384
Activision Blizzard, Inc.	1,007,575	76,173
Indus Towers, Ltd.[1,2]	25,063,599	67,215
MTN Group, Ltd.[1]	5,019,125	53,279
JCDecaux SA1,2	1,692,000	35,618
Informa PLC[1,2]	3,873,565	27,617
SoftBank Group Corp.[1]	177,800	7,178
Tata Communications, Ltd.[1]	268,000	3,782
Yandex NV, Class A1,2,5	5,400,082	—	[8]
		2,524,167

Energy 4.80%
Reliance Industries, Ltd.[1]	39,115,320	1,414,380
Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	19,624,651	266,307
New Fortress Energy, Inc., Class A	4,276,518	165,843
BP PLC[1]	30,205,384	147,481
Baker Hughes Co., Class A	3,888,700	120,627
Exxon Mobil Corp.	820,000	69,905
Shell PLC (GBP denominated)[1]	1,923,900	52,073
TotalEnergies SE1	1,027,033	50,604
Chevron Corp.	302,400	47,377

New World Fund	7

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Aker BP ASA[1,4]	1,228,664	$44,024
Lundin Energy AB1	242,454	10,030
Gazprom PJSC (ADR)[1,5]	6,811,843	—	[8]
Rosneft Oil Company PJSC (GDR)[1,5]	8,335,580	—	[8]
		2,388,651

Real estate 1.49%
American Tower Corp. REIT	604,225	145,630
Macrotech Developers, Ltd.[1,2]	10,871,468	141,422
ESR Cayman, Ltd.[1,2]	39,493,974	119,790
BR Malls Participacoes SA, ordinary nominative shares[2,3]	56,754,185	108,941
CK Asset Holdings, Ltd.[1]	12,290,500	83,205
Shimao Services Holdings, Ltd.[1,4]	82,277,718	43,017
China Overseas Land & Investment, Ltd.[1]	13,050,000	40,190
CTP NV1	2,799,301	39,350
Sunac Services Holdings, Ltd.[1]	21,478,000	11,543
China Vanke Co., Ltd., Class H1,2	4,042,500	9,442
		742,530

Utilities 1.24%
ENN Energy Holdings, Ltd.[1]	25,442,800	338,249
AES Corp.	6,588,441	134,536
Engie SA1	6,481,029	76,131
Enel SpA[1]	4,715,386	30,476
Power Grid Corporation of India, Ltd.[1]	10,022,015	29,743
China Resources Gas Group, Ltd.[1]	1,489,000	5,613
China Gas Holdings, Ltd.[1]	992,600	1,203
		615,951

Total common stocks (cost: $33,586,242,000)		43,371,150

Preferred securities 0.87%
Consumer discretionary 0.29%
Porsche Automobil Holding SE, nonvoting preferred shares[1,2]	905,000	75,848
Getir BV, Series D, preferred shares[1,2,5,6]	103,205	66,372
		142,220

Industrials 0.26%
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[2]	19,884,475	61,174
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares (ADR)[2,4]	944,799	5,735
Azul SA, preferred nominative shares (ADR)[2,4]	4,592,225	61,444
		128,353

Real estate 0.24%
QuintoAndar, Ltd., Series E, preferred shares[1,2,5,6]	433,164	92,922
QuintoAndar, Ltd., Series E-1, preferred shares[1,2,5,6]	113,966	24,448
Ayala Land, Inc., preferred shares[1,5]	30,910,900	—	[8]
		117,370

Health care 0.05%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	2,540,072	27,560

Energy 0.03%
Petróleo Brasileiro SA (Petrobras), preferred nominative shares	2,382,000	14,589

Information technology 0.00%
Canva, Inc., Series A, noncumulative preferred shares[1,2,5,6]	925	1,412
Canva, Inc., Series A-3, noncumulative preferred shares[1,2,5,6]	38	58
Canva, Inc., Series A-4, noncumulative preferred shares[1,2,5,6]	3	5
Canva, Inc., Series A-5, noncumulative preferred shares[1,2,5,6]	2	3
		1,478

Total preferred securities (cost: $435,471,000)		431,570

8	New World Fund

Rights & warrants 0.36%	Shares	Value (000)
Health care 0.35%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2022[1,2,7]	11,245,147	$172,993

Materials 0.01%
Shandong Sinocera Functional Material Co., Ltd., Class A, warrants, expire 2022[1,2,7]	1,699,017	8,305

Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[2]	1,317,902	935

Total rights & warrants (cost: $227,727,000)		182,233

Bonds, notes & other debt instruments 2.92%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 2.55%
Abu Dhabi (Emirate of) 2.50% 2029[7]	USD	22,000	20,735
Abu Dhabi (Emirate of) 1.70% 2031[7]		5,740	4,950
Angola (Republic of) 8.00% 2029[7]		23,300	21,865
Angola (Republic of) 8.75% 2032[7]		6,950	6,595
Argentine Republic 1.00% 2029		4,613	1,490
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[9]		83,341	26,378
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[9]		53,246	15,260
Argentine Republic 2.00% 2038 (3.875% on 7/9/2022)[9]		10,333	3,736
Argentine Republic 2.50% 2041 (3.50% on 7/9/2022)[9]		71,900	24,184
Armenia (Republic of) 7.15% 2025		6,000	5,919
Bahrain (Kingdom of) 6.75% 2029[7]		6,450	6,554
Belarus (Republic of) 6.875% 2023		6,330	918
Belarus (Republic of) 5.875% 2026		2,470	317
Belarus (Republic of) 7.625% 2027		4,650	650
Belarus (Republic of) 6.20% 2030		2,500	324
Chile (Republic of) 3.10% 2041		5,400	4,221
Chile (Republic of) 4.34% 2042		9,265	8,452
China (People’s Republic of), Series INBK, 2.89% 2031	CNY	520,290	79,200
China (People’s Republic of), Series INBK, 3.72% 2051		492,410	79,473
Colombia (Republic of) 4.50% 2029	USD	13,425	12,204
Colombia (Republic of) 3.25% 2032		11,800	9,043
Colombia (Republic of) 7.375% 2037		10,950	11,315
Colombia (Republic of) 4.125% 2051		4,360	2,932
Costa Rica (Republic of) 6.125% 2031[7]		15,400	15,347
Costa Rica (Republic of) 6.125% 2031		13,593	13,546
Cote d’Ivoire (Republic of) 4.875% 2032	EUR	1,890	1,682
Dominican Republic 6.875% 2026	USD	5,000	5,257
Dominican Republic 5.95% 2027		7,820	7,853
Dominican Republic 8.625% 2027[7]		4,950	5,361
Dominican Republic 6.00% 2028[7]		4,360	4,325
Dominican Republic 11.375% 2029	DOP	195,700	3,937
Dominican Republic 4.50% 2030[7]	USD	2,307	1,997
Dominican Republic 6.00% 2033[7]		3,295	3,001
Dominican Republic 5.30% 2041[7]		3,901	3,091
Dominican Republic 7.45% 2044[7]		8,950	8,696
Dominican Republic 7.45% 2044		5,700	5,538
Dominican Republic 6.85% 2045		3,000	2,710
Dominican Republic 6.85% 2045[7]		2,000	1,807
Dominican Republic 5.875% 2060[7]		10,273	7,837
Egypt (Arab Republic of) 5.75% 2024[7]		6,410	5,999
Egypt (Arab Republic of) 5.625% 2030	EUR	3,225	2,504
Egypt (Arab Republic of) 5.875% 2031[7]	USD	4,700	3,454
Egypt (Arab Republic of) 7.625% 2032[7]		14,100	11,028
Egypt (Arab Republic of) 8.50% 2047		10,000	7,289
Egypt (Arab Republic of) 8.875% 2050		5,430	4,018
Egypt (Arab Republic of) 8.75% 2051		3,480	2,563
Egypt (Arab Republic of) 8.15% 2059[7]		15,000	10,458
Ethiopia (Federal Democratic Republic of) 6.625% 2024		18,400	12,781
Export-Import Bank of India 3.25% 2030		14,800	13,331
Georgia (Republic of) 2.75% 2026[7]		4,995	4,305
Ghana (Republic of) 8.125% 2026		4,175	3,254
Ghana (Republic of) 6.375% 2027		6,525	4,456

New World Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Ghana (Republic of) 7.75% 2029[7]	USD	15,000	$9,588
Ghana (Republic of) 8.125% 2032		28,700	17,754
Honduras (Republic of) 6.25% 2027		17,300	15,124
Honduras (Republic of) 5.625% 2030[7]		5,600	4,432
Honduras (Republic of) 5.625% 2030		3,355	2,655
Indonesia (Republic of) 6.625% 2037		8,612	9,943
Indonesia (Republic of) 5.25% 2042		18,644	18,839
Iraq (Republic of) 6.752% 2023		11,500	11,529
Jordan (Hashemite Kingdom of) 4.95% 2025[7]		7,500	7,225
Jordan (Hashemite Kingdom of) 5.75% 2027[7]		21,135	20,069
Kazakhstan (Republic of) 5.125% 2025[7]		9,750	10,216
Kazakhstan (Republic of) 5.125% 2025		5,700	5,973
Kazakhstan (Republic of) 6.50% 2045[7]		7,865	8,916
Kenya (Republic of) 6.875% 2024[7]		5,175	5,009
Kenya (Republic of) 8.25% 2048[7]		29,120	22,422
Malaysia (Federation of), Series 0418, 4.893% 2038	MYR	18,100	4,124
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)[9]	USD	9,800	8,562
Oman (Sultanate of) 4.875% 2025[7]		10,674	10,743
Oman (Sultanate of) 5.375% 2027		10,000	10,067
Oman (Sultanate of) 6.25% 2031[7]		11,500	11,738
Pakistan (Islamic Republic of) 8.25% 2025[7]		9,222	7,873
Pakistan (Islamic Republic of) 6.00% 2026[7]		5,125	4,205
Pakistan (Islamic Republic of) 6.875% 2027[7]		14,600	11,989
Panama (Republic of) 3.75% 2026[7]		20,790	20,593
Panama (Republic of) 4.50% 2047		15,445	13,502
Panama (Republic of) 4.50% 2050		4,525	3,910
Panama (Republic of) 4.30% 2053		6,400	5,357
Panama (Republic of) 4.50% 2063		2,430	2,022
Paraguay (Republic of) 5.00% 2026		7,095	7,187
Paraguay (Republic of) 5.00% 2026[7]		4,475	4,533
Paraguay (Republic of) 4.70% 2027[7]		8,790	8,762
Paraguay (Republic of) 4.70% 2027		5,500	5,482
Paraguay (Republic of) 4.95% 2031		3,415	3,369
Paraguay (Republic of) 2.739% 2033[7]		1,565	1,277
Peru (Republic of) 3.00% 2034		5,715	4,774
Peru (Republic of) 6.55% 2037		10,417	12,006
Peru (Republic of) 5.625% 2050		1,240	1,365
Peru (Republic of) 3.55% 2051		4,900	3,823
Peru (Republic of) 2.78% 2060		10,795	7,016
PETRONAS Capital, Ltd. 3.50% 2030[7]		3,400	3,280
PETRONAS Capital, Ltd. 4.55% 2050[7]		3,400	3,465
Philippines (Republic of) 1.648% 2031		10,000	8,274
Philippines (Republic of) 6.375% 2034		10,400	12,177
Philippines (Republic of) 3.95% 2040		11,700	10,637
Philippines (Republic of) 3.70% 2041		7,300	6,439
Philippines (Republic of) 2.95% 2045		13,400	10,256
Qatar (State of) 4.50% 2028[7]		45,000	47,449
Qatar (State of) 3.75% 2030[7]		6,200	6,277
Romania 2.00% 2032	EUR	18,275	14,741
Romania 2.00% 2033		7,080	5,474
Romania 5.125% 2048[7]	USD	9,300	8,473
Russian Federation 4.25% 2027		14,800	4,146
Russian Federation 4.375% 2029[7]		10,000	2,200
Russian Federation 4.375% 2029		4,000	880
Russian Federation 5.10% 2035		24,000	5,487
Russian Federation 5.25% 2047		12,000	3,540
Senegal (Republic of) 4.75% 2028	EUR	13,200	13,131
Serbia (Republic of) 3.125% 2027		7,075	6,713
South Africa (Republic of) 5.875% 2030	USD	28,100	27,644
South Africa (Republic of) 5.875% 2032		8,700	8,290
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025		3,380	1,551
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025		10,530	4,699
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026		16,820	7,374
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028		5,360	2,300
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030[7]		7,500	3,211
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030		4,740	2,030
Tunisia (Republic of) 6.75% 2023	EUR	4,100	3,177

10	New World Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Tunisia (Republic of) 6.75% 2023	EUR	1,830	$1,418
Tunisia (Republic of) 5.625% 2024		10,725	7,879
Tunisia (Republic of) 5.75% 2025	USD	8,645	5,964
Turkey (Republic of) 6.375% 2025		5,935	5,707
Turkey (Republic of) 5.875% 2031		22,730	18,904
Turkey (Republic of) 6.00% 2041		16,795	12,783
Turkey (Republic of) 5.75% 2047		31,345	22,487
Ukraine 8.994% 2024		5,771	2,118
Ukraine 7.75% 2027		28,014	9,483
Ukraine 9.75% 2028		6,200	2,109
Ukraine 7.375% 2032		29,200	9,421
United Mexican States 3.90% 2025		4,930	4,952
United Mexican States 4.50% 2029		13,100	12,986
United Mexican States 4.75% 2032		10,480	10,274
United Mexican States 4.75% 2044		13,300	11,677
United Mexican States 3.75% 2071		10,285	7,104
United Mexican States, Series M, 7.50% 2027	MXN	292,750	13,457
Venezuela (Bolivarian Republic of) 12.75% 2022[10]	USD	1,162	99
Venezuela (Bolivarian Republic of) 9.00% 2023[10]		18,851	1,612
Venezuela (Bolivarian Republic of) 8.25% 2024[10]		4,062	347
Venezuela (Bolivarian Republic of) 7.65% 2025[10]		1,741	149
Venezuela (Bolivarian Republic of) 11.75% 2026[10]		870	74
Venezuela (Bolivarian Republic of) 9.25% 2027[10]		2,321	198
Venezuela (Bolivarian Republic of) 7.00% 2018[10]		870	74
Venezuela (Bolivarian Republic of) 9.25% 2028[10]		4,346	372
Venezuela (Bolivarian Republic of) 7.75% 2019[10]		15,668	1,340
Venezuela (Bolivarian Republic of) 6.00% 2020[10]		12,912	1,104
Venezuela (Bolivarian Republic of) 11.95% 2031[10]		1,449	124
Venezuela (Bolivarian Republic of) 7.00% 2038[10]		1,448	124
			1,265,768

Corporate bonds, notes & loans 0.37%
Financials 0.10%
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[9]		13,100	11,954
China Construction Bank Corp. 2.85% 2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.40% on 1/21/2027)[9]		11,700	10,948
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity on 2/25/2027)[7,9]		8,300	7,595
Power Financial Corp., Ltd. 5.25% 2028		5,907	5,976
Power Financial Corp., Ltd. 6.15% 2028		5,334	5,660
Power Financial Corp., Ltd. 4.50% 2029		2,959	2,805
Power Financial Corp., Ltd. 3.35% 2031		4,010	3,406
			48,344

Energy 0.08%
Oleoducto Central SA 4.00% 2027[7]		3,450	3,126
Petrobras Global Finance Co. 6.85% 2115		4,340	3,830
Petróleos Mexicanos 6.875% 2025		8,000	8,094
Petróleos Mexicanos 6.875% 2026		8,024	7,985
Petróleos Mexicanos 6.49% 2027		11,700	11,248
Sinopec Group Overseas Development (2018), Ltd. 3.10% 2051[7]		8,300	6,147
			40,430

Materials 0.05%
Braskem Idesa SAPI 7.45% 2029		8,100	7,598
Braskem Idesa SAPI 7.45% 2029[7]		5,564	5,220
Braskem Idesa SAPI 6.99% 2032[7]		4,000	3,597
GC Treasury Center Co., Ltd. 4.40% 2032[7]		7,555	7,144
			23,559

New World Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services 0.03%
Axiata SPV5 Labuan, Ltd. 3.064% 2050	USD	4,446	$3,478
PLDT, Inc. 2.50% 2031		2,590	2,270
Tencent Holdings, Ltd. 3.975% 2029		6,300	6,026
Tencent Holdings, Ltd. 3.24% 2050[7]		7,100	5,105
			16,879

Industrials 0.03%
Empresa de Transporte de Pasajeros Metro SA 4.70% 2050[7]		4,520	4,126
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[7]		1,478	1,514
Mexico City Airport Trust 4.25% 2026		11,060	10,575
			16,215

Utilities 0.03%
AES Panama Generation Holdings SRL 4.375% 2030[7]		3,485	3,106
Empresas Publicas de Medellin ESP 4.25% 2029[7]		2,062	1,729
Empresas Publicas de Medellin ESP 4.25% 2029		445	373
Empresas Publicas de Medellin ESP 4.375% 2031[7]		3,679	3,033
State Grid Overseas Investment, Ltd. 3.50% 2027[7]		6,825	6,726
			14,967

Consumer discretionary 0.03%
Alibaba Group Holding, Ltd. 2.125% 2031		5,926	4,920
Alibaba Group Holding, Ltd. 3.15% 2051		7,800	5,471
MercadoLibre, Inc. 3.125% 2031		2,575	2,087
Sands China, Ltd. 4.375% 2030		2,675	2,301
			14,779

Consumer staples 0.02%
MARB BondCo PLC 3.95% 2031[7]		7,700	6,410
Marfrig Global Foods SA 3.95% 2031		4,300	3,580
			9,990

Total corporate bonds, notes & loans			185,163

Total bonds, notes & other debt instruments (cost: $1,799,141,000)			1,450,931

Short-term securities 8.80%	Shares
Money market investments 8.35%
Capital Group Central Cash Fund 0.32%[3,11]	41,568,002	4,156,800

Money market investments purchased with collateral from securities on loan 0.45%
Capital Group Central Cash Fund 0.32%[3,11,12]	672,334	67,233
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.32%[11,12]	42,500,000	42,500
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.31%[11,12]	35,800,000	35,800
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.35%[11,12]	27,556,042	27,556
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.30%[11,12]	22,400,000	22,400
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29%[11,12]	22,400,000	22,400
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.21%[11,12]	4,000,000	4,000
Fidelity Investments Money Market Government Portfolio, Class I 0.15%[11,12]	2,200,000	2,200
		224,089

Total short-term securities (cost: $4,380,722,000)		4,380,889
Total investment securities 100.12% (cost: $40,429,303,000)		49,816,773
Other assets less liabilities (0.12)%		(60,084)

Net assets 100.00%		$49,756,689

12	New World Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation (depreciation) at 4/30/2022 (000)
5 Year U.S. Treasury Note Futures	Short	1,614	June 2022	USD	(181,852)	$7,912
10 Year Ultra U.S. Treasury Note Futures	Short	653	June 2022		(84,237)	7,155
30 Year Ultra U.S. Treasury Bond Futures	Long	501	June 2022		80,379	(12,340)
						$2,727

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 4/30/2022 (000)
USD	32,191	EUR	29,628	Citibank	5/25/2022	$900
EUR	444	USD	467	Citibank	5/25/2022	2
EUR	675	USD	719	Bank of America	5/25/2022	(6)
USD	27,720	EUR	26,000	Morgan Stanley	6/9/2022	238
						$1,134

Investments in affiliates3

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)		Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend income (000)
Common stocks 0.57%
Information technology 0.26%
Network International Holdings PLC[1,2]	$163,669	$11,274	$—		$—	$(43,594)	$131,349	$—
Silergy Corp.[1,13]	844,229	—	209,509		127,550	(440,314)	—	2,292
							131,349
Consumer discretionary 0.00%
Lojas Americanas SA, ordinary nominative shares[14]	33,278	—	73,006		—	39,728	—	—
Materials 0.09%
Loma Negra Compania Industrial Argentina SA (ADR)	52,039	—	—		—	(8,903)	43,136	2,944
Real estate 0.22%
BR Malls Participacoes SA, ordinary nominative shares[2]	72,102	—	—		—	36,839	108,941	—
Total common stocks							283,426
Short-term securities 8.49%
Money market investments 8.35%
Capital Group Central Cash Fund 0.32%[11]	2,756,572	4,211,828	2,811,542		(101)	43	4,156,800	2,931
Money market investments purchased with collateral from securities on loan 0.14%
Capital Group Central Cash Fund 0.32%[11,12]	85,894		18,661	[15]			67,233	—	[16]
Total short-term securities							4,224,033
Total 9.06%					$127,449	$(416,201)	$4,507,459	$8,167

New World Fund	13

Private placement securities6

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preferred shares	5/26/2021	$69,742	$92,922	0.19%
QuintoAndar, Ltd., Series E-1, preferred shares	12/20/2021	23,284	24,448	0.05
Getir BV, Series D, preferred shares	5/27/2021	46,500	66,372	0.13
Canva, Inc.	8/26/2021-11/4/2021	18,022	16,139	0.03
Canva, Inc., Series A, noncumulative preferred shares	11/4/2021	1,577	1,412	0.00
Canva, Inc., Series A-3, noncumulative preferred shares	11/4/2021	65	58	0.00
Canva, Inc., Series A-4, noncumulative preferred shares	11/4/2021	5	5	0.00
Canva, Inc., Series A-5, noncumulative preferred shares	11/4/2021	3	3	0.00
Total private placement securities		$159,198	$201,359	.40%

[1]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $25,469,534,000, which represented 51.19% of the net assets of the fund. This amount includes $24,974,798,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	All or a portion of this security was on loan. The total value of all such securities was $730,148,000, which represented 1.47% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $736,386,000, which represented 1.48% of the net assets of the fund.
[8]	Amount less than one thousand.
[9]	Step bond; coupon rate may change at a later date.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Rate represents the seven-day yield at 4/30/2022.
[12]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[13]	Affiliated issuer during the reporting period but no longer an affiliate at 4/30/2022. Refer to the investment portfolio for the security value at 4/30/2022.
[14]	Affiliated issuer during the reporting period but no longer held at 4/30/2022.
[15]	Represents net activity. Refer to Note 5 for more information on securities lending.
[16]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CDI = CREST Depository Interest

CNY = Chinese yuan

DOP = Dominican pesos

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

MXN = Mexican pesos

MYR = Malaysian ringgits

USD = U.S. dollars

See notes to financial statements.

14	New World Fund

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2022	(dollars in thousands)

Assets:
Investment securities, at value (includes $730,148 of investment securities on loan):
Unaffiliated issuers (cost: $35,809,684)	$45,309,314
Affiliated issuers (cost: $4,619,619)	4,507,459	$49,816,773
Cash		80,669
Cash collateral pledged for futures contracts		1,567
Cash denominated in currencies other than U.S. dollars (cost: $123,352)		119,287
Unrealized appreciation on open forward currency contracts		1,140
Receivables for:
Sales of investments	163,359
Sales of fund’s shares	83,081
Dividends and interest	91,953
Securities lending income	770
Variation margin on futures contracts	441
Other	1,986	341,590
		50,361,026
Liabilities:
Collateral for securities on loan		224,089
Unrealized depreciation on open forward currency contracts		6
Payables for:
Purchases of investments	125,271
Repurchases of fund’s shares	49,059
Investment advisory services	22,123
Services provided by related parties	6,332
Directors’ deferred compensation	3,406
Variation margin on futures contracts	407
Non-U.S. taxes	171,685
Other	1,959	380,242
Net assets at April 30, 2022		$49,756,689

Net assets consist of:
Capital paid in on shares of capital stock		$39,802,693
Total distributable earnings		9,953,996
Net assets at April 30, 2022		$49,756,689

See notes to financial statements.

New World Fund	15

Financial statements (continued)

Statement of assets and liabilities	unaudited
at April 30, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

Total authorized capital stock — 1,000,000 shares,
$.01 par value (708,392 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$13,255,434	188,354		$70.38
Class C	425,777	6,355		67.00
Class T	12	—	*	70.28
Class F-1	1,043,329	14,933		69.87
Class F-2	16,574,532	236,107		70.20
Class F-3	6,387,777	90,661		70.46
Class 529-A	942,739	13,532		69.67
Class 529-C	31,446	468		67.13
Class 529-E	34,656	502		69.05
Class 529-T	14	—	*	70.26
Class 529-F-1	10	—	*	69.48
Class 529-F-2	115,579	1,644		70.31
Class 529-F-3	10	—	*	70.19
Class R-1	22,614	337		67.21
Class R-2	258,187	3,842		67.20
Class R-2E	32,203	466		69.07
Class R-3	480,943	6,955		69.15
Class R-4	745,459	10,662		69.92
Class R-5E	83,329	1,198		69.59
Class R-5	300,468	4,254		70.64
Class R-6	9,022,171	128,122		70.42

*	Amount less than one thousand.

See notes to financial statements.

16	New World Fund

Financial statements (continued)

Statement of operations	unaudited
for the six months ended April 30, 2022	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $23,587; also includes $8,167 from affiliates)	$365,299
Interest (net of non-U.S. taxes of $93)	44,689
Securities lending income (net of fees)	3,606	$413,594
Fees and expenses*:
Investment advisory services	142,468
Distribution services	28,077
Transfer agent services	24,685
Administrative services	8,391
529 plan services	367
Reports to shareholders	1,322
Registration statement and prospectus	975
Directors’ compensation	(38)
Auditing and legal	127
Custodian	3,688
State and local taxes	1
Other	429
Total fees and expenses before waiver	210,492
Less waiver of fees and expenses:
Investment advisory services waiver	32
Total fees and expenses after waiver		210,460
Net investment income		203,134

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $26,215):
Unaffiliated issuers	742,383
Affiliated issuers	127,449
Futures contracts	2,034
Forward currency contracts	4,571
Currency transactions	(1,176)	875,261
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $166,398):
Unaffiliated issuers	(12,755,967)
Affiliated issuers	(416,201)
Futures contracts	(29)
Forward currency contracts	1,025
Currency translations	(3,780)	(13,174,952)
Net realized gain and unrealized depreciation		(12,299,691)
Net decrease in net assets resulting from operations		$(12,096,557)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

New World Fund	17

Financial statements (continued)

Statements of changes in net assets

(dollars in thousands)

	Six months ended April 30, 2022*	Year ended October 31, 2021
Operations:
Net investment income	$203,134	$357,248
Net realized gain	875,261	3,864,143
Net unrealized (depreciation) appreciation	(13,174,952)	8,311,238
Net (decrease) increase in net assets resulting from operations	(12,096,557)	12,532,629

Distributions paid to shareholders	(3,986,547)	(147,852)

Net capital share transactions	4,803,454	3,302,227

Total (decrease) increase in net assets	(11,279,650)	15,687,004

Net assets:
Beginning of period	61,036,339	45,349,335
End of period	$49,756,689	$61,036,339

*	Unaudited.

See notes to financial statements.

18	New World Fund

Notes to financial statements	unaudited

1. Organization

New World Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks long-term capital appreciation. Shareholders approved a proposal to reorganize the fund into a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the fund reserves the right to delay the implementation.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

New World Fund	19

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors.

20	New World Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2022 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$5,090,152	$3,435,243	$16,139		$8,541,534
Financials	1,036,709	5,108,363	—	*	6,145,072
Health care	2,534,408	2,583,515	—		5,117,923
Consumer discretionary	1,777,428	3,282,965	—	*	5,060,393
Materials	3,151,437	1,742,956	—	*	4,894,393
Industrials	1,305,785	2,957,990	—		4,263,775
Consumer staples	779,818	2,296,943	—	*	3,076,761
Communication services	1,636,639	887,528	—	*	2,524,167
Energy	670,059	1,718,592	—	*	2,388,651
Real estate	254,571	487,959	—		742,530
Utilities	134,536	481,415	—		615,951
Preferred securities	142,942	103,408	185,220		431,570
Rights & warrants	935	181,298	—		182,233
Bonds, notes & other debt instruments	—	1,450,931	—		1,450,931
Short-term securities	4,380,889	—	—		4,380,889
Total	$22,896,308	$26,719,106	$201,359		$49,816,773

See end of tables for footnotes.

New World Fund	21

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$15,067	$—	$—	$15,067
Unrealized appreciation on open forward currency contracts	—	1,140	—	1,140
Liabilities:
Unrealized depreciation on futures contracts	(12,340)	—	—	(12,340)
Unrealized depreciation on open forward currency contracts	—	(6)	—	(6)
Total	$2,727	$1,134	$—	$3,861

*	Amount less than one thousand.
†	Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline —sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in developing countries.

22	New World Fund

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

New World Fund	23

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of April 30, 2022, the total value of securities on loan was $730,148,000, and the total value of collateral received was $766,345,000. Collateral received includes cash of $224,089,000 and U.S. government securities of $542,256,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $295,193,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

24	New World Fund

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $53,555,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and forward currency contracts as of, or for the six months ended, April 30, 2022 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$15,067	Unrealized depreciation*	$12,340
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,140	Unrealized depreciation on open forward currency contracts	6
			$16,207		$12,346

		Net realized gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$2,034	Net unrealized depreciation on futures contracts	$(29)
Forward currency	Currency	Net realized gain on forward currency contracts	4,571	Net unrealized appreciation on forward currency contracts	1,025
			$6,605		$996

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts and forward currency contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

New World Fund	25

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2022, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Citibank	$902	$—	$(902)	$—	$—
Morgan Stanley	238	—	(238)	—	—
Total	$1,140	$—	$(1,140)	$—	$—
Liabilities:
Bank of America	$6	$—	$—	$—	$6

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended April 30, 2022, the fund recognized $526,000 in reclaims (net of $320,000 in fees and the effect of realized gain or loss from currency translations) and $105,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2021, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$339,715
Undistributed long-term capital gains	3,619,329

26	New World Fund

As of April 30, 2022, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$13,595,312
Gross unrealized depreciation on investments	(4,547,217)
Net unrealized appreciation on investments	9,048,095
Cost of investments	40,772,539

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended April 30, 2022				Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class A	$67,256		$1,003,916	$1,071,172	$15,320		$—	$15,320
Class C	—		36,116	36,116	—		—	—
Class T	—	*	1	1	—	*	—	—	*
Class F-1	5,672		83,505	89,177	1,375		—	1,375
Class F-2	138,317		1,201,739	1,340,056	59,544		—	59,544
Class F-3	58,933		444,558	503,491	25,098		—	25,098
Class 529-A	4,658		71,737	76,395	1,043		—	1,043
Class 529-C	—		2,698	2,698	—		—	—
Class 529-E	76		2,728	2,804	—		—	—
Class 529-T	—	*	1	1	—	*	—	—	*
Class 529-F-1	—	*	1	1	—	*	—	—	*
Class 529-F-2	880		8,276	9,156	325		—	325
Class 529-F-3	—	*	1	1	—	*	—	—	*
Class R-1	—	*	1,783	1,783	—		—	—
Class R-2	—		20,875	20,875	—		—	—
Class R-2E	—		2,477	2,477	—		—	—
Class R-3	744		38,333	39,077	—		—	—
Class R-4	3,898		54,965	58,863	1,290		—	1,290
Class R-5E	687		6,152	6,839	235		—	235
Class R-5	2,719		21,969	24,688	1,412		—	1,412
Class R-6	81,958		618,918	700,876	42,210		—	42,210
Total	$365,798		$3,620,749	$3,986,547	$147,852		$—	$147,852

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.850% on the first $500 million of daily net assets and decreasing to 0.477% on such assets in excess of $44 billion. On December 9, 2021, the fund’s board of directors approved an amended investment advisory and service agreement effective February 1, 2022, decreasing the annual rate to 0.474% on daily net assets in excess of $55 billion. CRMC waived investment advisory services fees of $32,000 in advance of the amended investment advisory agreement. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $142,468,000 were reduced to $142,436,000, both of which were equivalent to an annualized rate of 0.509% of average daily net assets.

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Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2022, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

Prior to January 1, 2022, the quarterly fees were based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2022, the quarterly fees were amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended April 30, 2022, the 529 plan services fees were $367,000, which were equivalent to 0.057% of the average daily net assets of each 529 share class.

28	New World Fund

For the six months ended April 30, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$18,614	$10,452		$2,298		Not applicable
Class C	2,583	356		78		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	1,554	889		187		Not applicable
Class F-2	Not applicable	10,419		2,787		Not applicable
Class F-3	Not applicable	59		1,041		Not applicable
Class 529-A	1,189	721		163		$308
Class 529-C	192	26		6		11
Class 529-E	101	12		6		11
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	39		19		37
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	129	6		4		Not applicable
Class R-2	1,130	543		45		Not applicable
Class R-2E	112	40		6		Not applicable
Class R-3	1,412	440		85		Not applicable
Class R-4	1,061	439		127		Not applicable
Class R-5E	Not applicable	74		14		Not applicable
Class R-5	Not applicable	86		51		Not applicable
Class R-6	Not applicable	84		1,474		Not applicable
Total class-specific expenses	$28,077	$24,685		$8,391		$367

*	Amount less than one thousand.

Directors’ deferred compensation — Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $(38,000) in the fund’s statement of operations reflects $101,000 in current fees (either paid in cash or deferred) and a net decrease of $139,000 in the value of the deferred amounts.

Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or directors received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of directors. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2022, the fund engaged in such purchase and sale transactions with related funds in the amounts of $280,018,000 and $205,042,000, respectively, which generated $10,967,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2022.

New World Fund	29

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended April 30, 2022.

9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2022

Class A	$549,025	6,699	$1,054,056	12,547		$(1,012,154)	(12,413)	$590,927	6,833
Class C	24,271	309	35,947	448		(84,246)	(1,080)	(24,028)	(323)
Class T	—	—	—	—		—	—	—	—
Class F-1	117,398	1,457	87,713	1,052		(222,806)	(2,774)	(17,695)	(265)
Class F-2	3,015,649	37,412	1,304,038	15,576		(2,605,583)	(32,363)	1,714,104	20,625
Class F-3	1,300,343	16,206	494,184	5,884		(874,071)	(10,755)	920,456	11,335
Class 529-A	47,022	576	76,376	918		(74,470)	(915)	48,928	579
Class 529-C	2,903	37	2,697	33		(9,144)	(115)	(3,544)	(45)
Class 529-E	1,185	15	2,803	34		(3,352)	(42)	636	7
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	14,381	176	9,156	109		(9,193)	(112)	14,344	173
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class R-1	3,003	39	1,774	22		(3,832)	(48)	945	13
Class R-2	26,066	339	20,871	259		(43,537)	(553)	3,400	45
Class R-2E	4,723	59	2,477	30		(6,325)	(79)	875	10
Class R-3	54,696	683	38,922	471		(95,272)	(1,180)	(1,654)	(26)
Class R-4	96,861	1,198	58,857	705		(159,330)	(1,844)	(3,612)	59
Class R-5E	17,742	217	6,838	83		(15,780)	(200)	8,800	100
Class R-5	50,053	611	24,578	292		(53,118)	(650)	21,513	253
Class R-6	1,506,035	18,444	692,802	8,253		(669,781)	(8,247)	1,529,056	18,450
Total net increase (decrease)	$6,831,356	84,477	$3,914,092	46,716		$(5,941,994)	(73,370)	$4,803,454	57,823

See end of table for footnotes.

30	New World Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2021

Class A	$1,733,281	18,971	$15,032		173		$(1,660,454)	(18,203)	$87,859	941
Class C	98,369	1,127	—		—		(170,653)	(1,957)	(72,284)	(830)
Class T	—	—	—		—		—	—	—	—
Class F-1	354,994	3,952	1,351		15		(338,170)	(3,725)	18,175	242
Class F-2	5,699,017	62,438	57,766		666		(3,525,369)	(38,456)	2,231,414	24,648
Class F-3	2,192,282	23,973	24,250		279		(947,606)	(10,393)	1,268,926	13,859
Class 529-A	121,775	1,351	1,042		12		(152,509)	(1,685)	(29,692)	(322)
Class 529-C	7,975	92	—		—		(20,335)	(233)	(12,360)	(141)
Class 529-E	4,001	45	—		—		(6,816)	(76)	(2,815)	(31)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	(7)	— †	(7)	— †
Class 529-F-2	33,076	363	324		4		(18,848)	(206)	14,552	161
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	7,225	82	—		—		(8,600)	(99)	(1,375)	(17)
Class R-2	65,079	743	—		—		(92,699)	(1,060)	(27,620)	(317)
Class R-2E	13,861	155	—		—		(16,121)	(182)	(2,260)	(27)
Class R-3	145,913	1,629	—		—		(213,815)	(2,389)	(67,902)	(760)
Class R-4	269,450	2,968	1,290		15		(245,750)	(2,714)	24,990	269
Class R-5E	48,437	536	235		3		(19,613)	(216)	29,059	323
Class R-5	88,085	966	1,406		16		(98,109)	(1,075)	(8,618)	(93)
Class R-6	2,367,168	25,984	41,155		473		(2,556,138)	(28,268)	(147,815)	(1,811)
Total net increase (decrease)	$13,249,988	145,375	$143,851		1,656		$(10,091,612)	(110,937)	$3,302,227	36,094

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

11. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $9,454,775,000 and $10,013,914,000, respectively, during the six months ended April 30, 2022.

New World Fund	31

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2022[5,6]	$93.89	$.22	$(17.80)	$(17.58)	$(.37)	$(5.56)	$(5.93)	$70.38	(19.75)%[7]	$13,255		.94%[8]		.94%[8]		.53%[8]
10/31/2021	73.88	.38	19.72	20.10	(.09)	—	(.09)	93.89	27.20	17,043		.96		.96		.42
10/31/2020	69.13	.27	7.06	7.33	(.74)	(1.84)	(2.58)	73.88	10.78	13,341		1.00		1.00		.40
10/31/2019	59.37	.69	10.36	11.05	(.58)	(.71)	(1.29)	69.13	19.15	12,964		1.02		1.02		1.07
10/31/2018	66.29	.66	(6.31)	(5.65)	(.63)	(.64)	(1.27)	59.37	(8.73)	11,410		.99		.99		1.00
10/31/2017	53.67	.55	12.55	13.10	(.48)	—	(.48)	66.29	24.66	13,022		1.04		1.04		.94
Class C:
4/30/2022[5,6]	89.61	(.09)	(16.96)	(17.05)	—	(5.56)	(5.56)	67.00	(20.06)[7]	426		1.70	[8]	1.70	[8]	(.24)[8]
10/31/2021	70.96	(.29)	18.94	18.65	—	—	—	89.61	26.26	598		1.70		1.70		(.33)
10/31/2020	66.46	(.22)	6.75	6.53	(.19)	(1.84)	(2.03)	70.96	9.98	533		1.74		1.74		(.33)
10/31/2019	57.02	.19	10.02	10.21	(.06)	(.71)	(.77)	66.46	18.21	701		1.79		1.79		.30
10/31/2018	63.75	.13	(6.07)	(5.94)	(.15)	(.64)	(.79)	57.02	(9.45)	713		1.79		1.79		.20
10/31/2017	51.60	.08	12.12	12.20	(.05)	—	(.05)	63.75	23.68	851		1.84		1.84		.14
Class T:
4/30/2022[5,6]	93.87	.31	(17.76)	(17.45)	(.58)	(5.56)	(6.14)	70.28	(19.66)[7,9]	—	[10]	.69	[8,9]	.69	[8,9]	.77	[8,9]
10/31/2021	73.86	.58	19.69	20.27	(.26)	—	(.26)	93.87	27.47 [9]	—	[10]	.74	[9]	.74	[9]	.63	[9]
10/31/2020	69.12	.43	7.05	7.48	(.90)	(1.84)	(2.74)	73.86	11.05 [9]	—	[10]	.76	[9]	.76	[9]	.62	[9]
10/31/2019	59.39	.82	10.35	11.17	(.73)	(.71)	(1.44)	69.12	19.39 [9]	—	[10]	.78	[9]	.78	[9]	1.28	[9]
10/31/2018	66.35	.78	(6.32)	(5.54)	(.78)	(.64)	(1.42)	59.39	(8.57)[9]	—	[10]	.79	[9]	.79	[9]	1.18	[9]
10/31/2017[5,11]	57.00	.44	8.91	9.35	—	—	—	66.35	16.40 [7,9]	—	[10]	.85	[8,9]	.85	[8,9]	1.27	[8,9]
Class F-1:
4/30/2022[5,6]	93.27	.20	(17.66)	(17.46)	(.38)	(5.56)	(5.94)	69.87	(19.75)[7]	1,043		.96	[8]	.96	[8]	.50	[8]
10/31/2021	73.39	.39	19.58	19.97	(.09)	—	(.09)	93.27	27.22	1,418		.95		.95		.43
10/31/2020	68.68	.29	7.01	7.30	(.75)	(1.84)	(2.59)	73.39	10.83	1,097		.98		.98		.43
10/31/2019	58.95	.69	10.30	10.99	(.55)	(.71)	(1.26)	68.68	19.16	1,177		1.00		1.00		1.09
10/31/2018	65.85	.65	(6.27)	(5.62)	(.64)	(.64)	(1.28)	58.95	(8.75)	1,017		1.00		1.00		.98
10/31/2017	53.31	.56	12.46	13.02	(.48)	—	(.48)	65.85	24.69	1,407		1.02		1.02		.97
Class F-2:
4/30/2022[5,6]	93.83	.33	(17.76)	(17.43)	(.64)	(5.56)	(6.20)	70.20	(19.64)[7]	16,575		.67	[8]	.67	[8]	.80	[8]
10/31/2021	73.81	.65	19.68	20.33	(.31)	—	(.31)	93.83	27.55	20,219		.67		.67		.72
10/31/2020	69.06	.48	7.05	7.53	(.94)	(1.84)	(2.78)	73.81	11.14	14,085		.70		.70		.70
10/31/2019	59.35	.88	10.32	11.20	(.78)	(.71)	(1.49)	69.06	19.49	12,291		.72		.72		1.37
10/31/2018	66.27	.85	(6.32)	(5.47)	(.81)	(.64)	(1.45)	59.35	(8.49)	9,250		.72		.72		1.28
10/31/2017	53.69	.71	12.53	13.24	(.66)	—	(.66)	66.27	25.02	8,100		.75		.75		1.22
Class F-3:
4/30/2022[5,6]	94.20	.38	(17.82)	(17.44)	(.74)	(5.56)	(6.30)	70.46	(19.59)[7]	6,388		.56	[8]	.56	[8]	.92	[8]
10/31/2021	74.08	.76	19.74	20.50	(.38)	—	(.38)	94.20	27.70	7,473		.57		.57		.83
10/31/2020	69.30	.55	7.08	7.63	(1.01)	(1.84)	(2.85)	74.08	11.25	4,850		.60		.60		.81
10/31/2019	59.54	.96	10.34	11.30	(.83)	(.71)	(1.54)	69.30	19.62	4,351		.62		.62		1.48
10/31/2018	66.49	.91	(6.34)	(5.43)	(.88)	(.64)	(1.52)	59.54	(8.40)	3,022		.63		.63		1.38
10/31/2017[5,12]	54.47	.65	11.37	12.02	—	—	—	66.49	22.07 [7]	2,503		.65	[8]	.65	[8]	1.38	[8]
Class 529-A:
4/30/2022[5,6]	93.01	.20	(17.62)	(17.42)	(.36)	(5.56)	(5.92)	69.67	(19.76)[7]	943		.97	[8]	.97	[8]	.50	[8]
10/31/2021	73.19	.36	19.54	19.90	(.08)	—	(.08)	93.01	27.17	1,205		.97		.97		.40
10/31/2020	68.50	.25	6.99	7.24	(.71)	(1.84)	(2.55)	73.19	10.77	971		1.02		1.02		.37
10/31/2019	58.83	.65	10.28	10.93	(.55)	(.71)	(1.26)	68.50	19.08	884		1.06		1.06		1.03
10/31/2018	65.72	.62	(6.26)	(5.64)	(.61)	(.64)	(1.25)	58.83	(8.78)	788		1.05		1.05		.95
10/31/2017	53.22	.52	12.43	12.95	(.45)	—	(.45)	65.72	24.60	867		1.09		1.09		.89

See end of table for footnotes.

32	New World Fund

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
4/30/2022[5,6]	$89.80	$(.11)	$(17.00)	$(17.11)	$—	$(5.56)	$(5.56)	$67.13	(20.08)%[7]	$31		1.75%[8]		1.75%[8]		(.29)%[8]
10/31/2021	71.13	(.33)	19.00	18.67	—	—	—	89.80	26.23	46		1.73		1.73		(.38)
10/31/2020	66.62	(.21)	6.73	6.52	(.17)	(1.84)	(2.01)	71.13	9.93	47		1.78		1.78		(.32)
10/31/2019	57.14	.16	10.06	10.22	(.03)	(.71)	(.74)	66.62	18.18	117		1.82		1.82		.27
10/31/2018	63.76	.09	(6.07)	(5.98)	—	(.64)	(.64)	57.14	(9.49)	117		1.83		1.83		.14
10/31/2017	51.64	.06	12.12	12.18	(.06)	—	(.06)	63.76	23.61	173		1.88		1.88		.11
Class 529-E:
4/30/2022[5,6]	92.11	.12	(17.47)	(17.35)	(.15)	(5.56)	(5.71)	69.05	(19.85)[7]	35		1.18	[8]	1.18	[8]	.29	[8]
10/31/2021	72.57	.17	19.37	19.54	—	—	—	92.11	26.93	45		1.18		1.18		.19
10/31/2020	67.94	.13	6.92	7.05	(.58)	(1.84)	(2.42)	72.57	10.55	38		1.22		1.22		.19
10/31/2019	58.32	.53	10.21	10.74	(.41)	(.71)	(1.12)	67.94	18.86	38		1.26		1.26		.83
10/31/2018	65.17	.48	(6.21)	(5.73)	(.48)	(.64)	(1.12)	58.32	(8.98)	35		1.26		1.26		.73
10/31/2017	52.78	.39	12.35	12.74	(.35)	—	(.35)	65.17	24.34	41		1.30		1.30		.68
Class 529-T:
4/30/2022[5,6]	93.83	.30	(17.77)	(17.47)	(.54)	(5.56)	(6.10)	70.26	(19.67)[7,9]	—	[10]	.74	[8,9]	.74	[8,9]	.74	[8,9]
10/31/2021	73.84	.53	19.69	20.22	(.23)	—	(.23)	93.83	27.43 [9]	—	[10]	.78	[9]	.78	[9]	.59	[9]
10/31/2020	69.10	.40	7.06	7.46	(.88)	(1.84)	(2.72)	73.84	11.00 [9]	—	[10]	.79	[9]	.79	[9]	.59	[9]
10/31/2019	59.37	.79	10.35	11.14	(.70)	(.71)	(1.41)	69.10	19.34 [9]	—	[10]	.82	[9]	.82	[9]	1.24	[9]
10/31/2018	66.33	.75	(6.30)	(5.55)	(.77)	(.64)	(1.41)	59.37	(8.60)[9]	—	[10]	.83	[9]	.83	[9]	1.14	[9]
10/31/2017[5,11]	57.00	.43	8.90	9.33	—	—	—	66.33	16.37 [7,9]	—	[10]	.89	[8,9]	.89	[8,9]	1.23	[8,9]
Class 529-F-1:
4/30/2022[5,6]	92.91	.28	(17.58)	(17.30)	(.57)	(5.56)	(6.13)	69.48	(19.68)[7,9]	—	[10]	.76	[8,9]	.76	[8,9]	.70	[8,9]
10/31/2021	73.20	.55	19.53	20.08	(.37)	—	(.37)	92.91	27.44 [9]	—	[10]	.75	[9]	.75	[9]	.60	[9]
10/31/2020	68.51	.41	6.98	7.39	(.86)	(1.84)	(2.70)	73.20	11.01 [9]	—	[10]	.80	[9]	.80	[9]	.60	[9]
10/31/2019	58.90	.80	10.25	11.05	(.73)	(.71)	(1.44)	68.51	19.36	86		.84		.84		1.25
10/31/2018	65.78	.76	(6.26)	(5.50)	(.74)	(.64)	(1.38)	58.90	(8.58)	73		.83		.83		1.15
10/31/2017	53.28	.64	12.43	13.07	(.57)	—	(.57)	65.78	24.85	58		.88		.88		1.10
Class 529-F-2:
4/30/2022[5,6]	93.92	.33	(17.79)	(17.46)	(.59)	(5.56)	(6.15)	70.31	(19.65)[7]	116		.68	[8]	.68	[8]	.80	[8]
10/31/2021	73.88	.59	19.69	20.28	(.24)	—	(.24)	93.92	27.48	138		.74		.74		.65
10/31/2020[5,13]	73.88	—	—	—	—	—	—	73.88	— [7]	97		—	[7]	—	[7]	—	[7]
Class 529-F-3:
4/30/2022[5,6]	93.84	.34	(17.75)	(17.41)	(.68)	(5.56)	(6.24)	70.19	(19.63)[7]	—	[10]	.63	[8]	.63	[8]	.83	[8]
10/31/2021	73.88	.67	19.68	20.35	(.39)	—	(.39)	93.84	27.58	—	[10]	.67		.62		.73
10/31/2020[5,13]	73.88	—	—	—	—	—	—	73.88	— [7]	—	[10]	—	[7]	—	[7]	—	[7]
Class R-1:
4/30/2022[5,6]	89.83	(.05)	(17.01)	(17.06)	—	(5.56)	(5.56)	67.21	(20.01)[7]	23		1.60	[8]	1.60	[8]	(.13)[8]
10/31/2021	71.14	(.28)	18.97	18.69	—	—	—	89.83	26.26	29		1.70		1.70		(.32)
10/31/2020	66.65	(.24)	6.78	6.54	(.21)	(1.84)	(2.05)	71.14	9.96	24		1.77		1.77		(.37)
10/31/2019	57.18	.19	10.05	10.24	(.06)	(.71)	(.77)	66.65	18.23	29		1.78		1.78		.31
10/31/2018	63.93	.14	(6.08)	(5.94)	(.17)	(.64)	(.81)	57.18	(9.44)	28		1.77		1.77		.22
10/31/2017	51.78	.09	12.15	12.24	(.09)	—	(.09)	63.93	23.68	32		1.82		1.82		.15

See end of table for footnotes.

New World Fund	33

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
4/30/2022[5,6]	$89.85	$(.08)	$(17.01)	$(17.09)	$—	$(5.56)	$(5.56)	$67.20	(20.04)%[7]	$258	1.67%[8]		1.67%[8]		(.20)%[8]
10/31/2021	71.13	(.26)	18.98	18.72	—	—	—	89.85	26.30	341	1.66		1.66		(.29)
10/31/2020	66.67	(.20)	6.78	6.58	(.28)	(1.84)	(2.12)	71.13	10.03	293	1.70		1.70		(.30)
10/31/2019	57.19	.23	10.06	10.29	(.10)	(.71)	(.81)	66.67	18.32	303	1.72		1.72		.37
10/31/2018	63.96	.17	(6.09)	(5.92)	(.21)	(.64)	(.85)	57.19	(9.41)	283	1.72		1.72		.27
10/31/2017	51.79	.14	12.16	12.30	(.13)	—	(.13)	63.96	23.82	349	1.73		1.73		.25
Class R-2E:
4/30/2022[5,6]	92.06	.04	(17.47)	(17.43)	—	(5.56)	(5.56)	69.07	(19.93)[7]	32	1.37	[8]	1.37	[8]	.10	[8]
10/31/2021	72.67	— [14]	19.39	19.39	—	—	—	92.06	26.67	42	1.37		1.37		—	[15]
10/31/2020	68.10	— [14]	6.92	6.92	(.51)	(1.84)	(2.35)	72.67	10.34	35	1.41		1.41		(.01)
10/31/2019	58.48	.42	10.24	10.66	(.33)	(.71)	(1.04)	68.10	18.66	33	1.43		1.43		.66
10/31/2018	65.48	.37	(6.22)	(5.85)	(.51)	(.64)	(1.15)	58.48	(9.13)	25	1.43		1.43		.57
10/31/2017	53.25	.33	12.39	12.72	(.49)	—	(.49)	65.48	24.16	23	1.44		1.44		.56
Class R-3:
4/30/2022[5,6]	92.20	.10	(17.48)	(17.38)	(.11)	(5.56)	(5.67)	69.15	(19.86)[7]	481	1.22	[8]	1.22	[8]	.25	[8]
10/31/2021	72.67	.13	19.40	19.53	—	—	—	92.20	26.86	644	1.22		1.22		.15
10/31/2020	68.03	.10	6.93	7.03	(.55)	(1.84)	(2.39)	72.67	10.51	563	1.26		1.26		.14
10/31/2019	58.39	.52	10.21	10.73	(.38)	(.71)	(1.09)	68.03	18.83	607	1.28		1.28		.82
10/31/2018	65.26	.47	(6.21)	(5.74)	(.49)	(.64)	(1.13)	58.39	(8.99)	585	1.28		1.28		.71
10/31/2017	52.87	.40	12.36	12.76	(.37)	—	(.37)	65.26	24.35	691	1.30		1.30		.69
Class R-4:
4/30/2022[5,6]	93.33	.23	(17.69)	(17.46)	(.39)	(5.56)	(5.95)	69.92	(19.73)[7]	745	.92	[8]	.92	[8]	.56	[8]
10/31/2021	73.44	.42	19.59	20.01	(.12)	—	(.12)	93.33	27.26	989	.92		.92		.46
10/31/2020	68.72	.31	7.01	7.32	(.76)	(1.84)	(2.60)	73.44	10.87	759	.94		.94		.46
10/31/2019	59.03	.72	10.29	11.01	(.61)	(.71)	(1.32)	68.72	19.20	836	.97		.97		1.12
10/31/2018	65.95	.68	(6.28)	(5.60)	(.68)	(.64)	(1.32)	59.03	(8.70)	730	.97		.97		1.02
10/31/2017	53.45	.58	12.47	13.05	(.55)	—	(.55)	65.95	24.72	787	.98		.98		1.00
Class R-5E:
4/30/2022[5,6]	93.07	.31	(17.61)	(17.30)	(.62)	(5.56)	(6.18)	69.59	(19.67)[7]	83	.72	[8]	.72	[8]	.77	[8]
10/31/2021	73.23	.63	19.50	20.13	(.29)	—	(.29)	93.07	27.52	102	.71		.71		.70
10/31/2020	68.56	.44	7.01	7.45	(.94)	(1.84)	(2.78)	73.23	11.08	57	.74		.74		.66
10/31/2019	58.94	.86	10.25	11.11	(.78)	(.71)	(1.49)	68.56	19.46	38	.76		.76		1.34
10/31/2018	65.92	.86	(6.32)	(5.46)	(.88)	(.64)	(1.52)	58.94	(8.53)	16	.77		.77		1.33
10/31/2017	53.51	.73	12.39	13.12	(.71)	—	(.71)	65.92	24.93	2	.79		.79		1.21
Class R-5:
4/30/2022[5,6]	94.40	.35	(17.86)	(17.51)	(.69)	(5.56)	(6.25)	70.64	(19.62)[7]	301	.61	[8]	.61	[8]	.86	[8]
10/31/2021	74.24	.70	19.81	20.51	(.35)	—	(.35)	94.40	27.64	378	.62		.62		.76
10/31/2020	69.43	.52	7.09	7.61	(.96)	(1.84)	(2.80)	74.24	11.20	304	.64		.64		.76
10/31/2019	59.67	.89	10.40	11.29	(.82)	(.71)	(1.53)	69.43	19.57	305	.67		.67		1.40
10/31/2018	66.60	.88	(6.35)	(5.47)	(.82)	(.64)	(1.46)	59.67	(8.45)	268	.67		.67		1.32
10/31/2017	53.92	.76	12.58	13.34	(.66)	—	(.66)	66.60	25.11	427	.68		.68		1.30
Class R-6:
4/30/2022[5,6]	94.15	.38	(17.81)	(17.43)	(.74)	(5.56)	(6.30)	70.42	(19.60)[7]	9,022	.56	[8]	.56	[8]	.92	[8]
10/31/2021	74.05	.73	19.75	20.48	(.38)	—	(.38)	94.15	27.70	10,326	.57		.57		.80
10/31/2020	69.27	.56	7.07	7.63	(1.01)	(1.84)	(2.85)	74.05	11.26	8,255	.59		.59		.82
10/31/2019	59.52	.95	10.35	11.30	(.84)	(.71)	(1.55)	69.27	19.62	7,010	.61		.61		1.48
10/31/2018	66.45	.92	(6.33)	(5.41)	(.88)	(.64)	(1.52)	59.52	(8.38)	5,095	.62		.62		1.39
10/31/2017	53.83	.79	12.54	13.33	(.71)	—	(.71)	66.45	25.16	4,217	.64		.64		1.34

See end of table for footnotes.

34	New World Fund

Financial highlights (continued)

	Six months ended April 30,	Year ended October 31,
	2022[5,6,7]	2021	2020	2019	2018	2017
Portfolio turnover rate for all share classes[16]	18%	32%	40%	37%	36%	37%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Amount less than $.01.
[15]	Amount less than .01%.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

New World Fund	35

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2021, through April 30, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

36	New World Fund

Expense example (continued)	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$802.54	$4.20	.94%
Class A – assumed 5% return	1,000.00	1,020.13	4.71	.94
Class C – actual return	1,000.00	799.44	7.58	1.70
Class C – assumed 5% return	1,000.00	1,016.36	8.50	1.70
Class T – actual return	1,000.00	803.44	3.09	.69
Class T – assumed 5% return	1,000.00	1,021.37	3.46	.69
Class F-1 – actual return	1,000.00	802.46	4.29	.96
Class F-1 – assumed 5% return	1,000.00	1,020.03	4.81	.96
Class F-2 – actual return	1,000.00	803.58	3.00	.67
Class F-2 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class F-3 – actual return	1,000.00	804.09	2.50	.56
Class F-3 – assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 529-A – actual return	1,000.00	802.39	4.33	.97
Class 529-A – assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 529-C – actual return	1,000.00	799.25	7.81	1.75
Class 529-C – assumed 5% return	1,000.00	1,016.12	8.75	1.75
Class 529-E – actual return	1,000.00	801.53	5.27	1.18
Class 529-E – assumed 5% return	1,000.00	1,018.94	5.91	1.18
Class 529-T – actual return	1,000.00	803.33	3.31	.74
Class 529-T – assumed 5% return	1,000.00	1,021.12	3.71	.74
Class 529-F-1 – actual return	1,000.00	803.23	3.40	.76
Class 529-F-1 – assumed 5% return	1,000.00	1,021.03	3.81	.76
Class 529-F-2 – actual return	1,000.00	803.50	3.04	.68
Class 529-F-2 – assumed 5% return	1,000.00	1,021.42	3.41	.68
Class 529-F-3 – actual return	1,000.00	803.75	2.82	.63
Class 529-F-3 – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class R-1 – actual return	1,000.00	799.87	7.14	1.60
Class R-1 – assumed 5% return	1,000.00	1,016.86	8.00	1.60
Class R-2 – actual return	1,000.00	799.61	7.45	1.67
Class R-2 – assumed 5% return	1,000.00	1,016.51	8.35	1.67
Class R-2E – actual return	1,000.00	800.73	6.12	1.37
Class R-2E – assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class R-3 – actual return	1,000.00	801.38	5.45	1.22
Class R-3 – assumed 5% return	1,000.00	1,018.74	6.11	1.22
Class R-4 – actual return	1,000.00	802.68	4.11	.92
Class R-4 – assumed 5% return	1,000.00	1,020.23	4.61	.92
Class R-5E – actual return	1,000.00	803.35	3.22	.72
Class R-5E – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class R-5 – actual return	1,000.00	803.81	2.73	.61
Class R-5 – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class R-6 – actual return	1,000.00	803.99	2.50	.56
Class R-6 – assumed 5% return	1,000.00	1,022.02	2.81	.56

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

New World Fund	37

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2023. The agreement was amended to add an additional advisory fee breakpoint for when the fund’s net assets exceed $55 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2021. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses were generally competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

38	New World Fund

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that since 2019, CRMC has borne the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed to the fund by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

New World Fund	39

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2020, through September 30, 2021. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

40	New World Fund

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New World Fund	41

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42	New World Fund

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New World Fund	43

Office of the fund

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	New World Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

New World Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of New World Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: June 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Principal Executive Officer

Date: June 30, 2022

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: June 30, 2022